Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities
Schedule of amortized cost and fair value of debt securities classified as available-for-sale
		Gross	Gross
	Amortized	unrealized	unrealized
(in thousands)	cost	gains	losses	Fair value
December 31, 2013
U.S. Treasury	$1,000	$3	$0	$1,003
Government sponsored enterprises	61,006	377	767	60,616
Asset-backed securities	112,747	817	3,191	110,373
Obligations of states and political subdivisions	33,637	568	212	33,993
Total available for sale securities	$208,390	$1,765	$4,170	$205,985

December 31, 2012
U.S. Treasury	$2,000	$30	$0	$2,030
Government sponsored enterprises	54,327	853	0	55,180
Asset-backed securities	104,607	3,276	11	107,872
Obligations of states and political subdivisions	33,959	1,222	17	35,164
Total available for sale securities	$194,893	$5,381	$28	$200,246

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity
	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$6,896	$6,939
Due after one year through five years	55,859	56,351
Due after five years through ten years	31,757	31,244
Due after ten years	1,131	1,078
Total	95,643	95,612
Asset-backed securities	112,747	110,373
Total available for sale securities	$208,390	$205,985

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2013
Government sponsored enterprises	$25,771	$(767)	$0	$0	$25,771	$(767)
Asset-backed securities	76,048	(2,940)	5,941	(251)	81,989	(3,191)
Obligations of states and political subdivisions	6,907	(159)	450	(53)	7,357	(212)
Total	$108,726	$(3,866)	$6,391	$(304)	$115,117	$(4,170)

(in thousands)
At December 31, 2012
Government sponsored enterprises	$1,044	$0	$0	$0	$1,044	$0
Asset-backed securities	4,729	(11)	0	0	4,729	(11)
Obligations of states and political subdivisions	2,114	(17)	150	0	2,264	(17)
Total	$7,887	$(28)	$150	$0	$8,037	$(28)

Schedule of components of investment securities gains (losses), which are recognized in earnings
(in thousands)	2013	2012	2011
Gains realized on sales	$786	$26	$0
Losses realized on sales	(8)	0	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$778	$26	$0